Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 11,722	$ 15,678	$ 123,088
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Income from discontinued operations, net	0	(6,856)	(122,129)
Depreciation, depletion and amortization	6,050	6,158	8,209
Deferred income taxes	5,995	22,130	1,999
Equity in loss of joint ventures	5,690	1,954	88
Gain on sale of equipment and property	(9,184)	(674)	(82)
Stock-based compensation	1,372	232	1,662
Realized (gain) loss on available for sale investments	(298)	(949)	1,195
Deferred debt issuance cost write-off	902	0	0
Net changes in operating assets and liabilities:
Accounts receivable	(377)	18	51
Deferred costs and other assets	27	(1,072)	(234)
Accounts payable and accrued liabilities	956	(350)	1,384
Income taxes payable and receivable	(5,125)	10,358	(6,892)
Other long-term liabilities	883	2,138	(1,945)
Net cash provided by operating activities of continuing operations	18,613	48,765	6,394
Net cash used in operating activities of discontinued operations	0	(1,742)	(43,580)
Net cash provided by (used in) operating activities	18,613	47,023	(37,186)
Cash flows from investing activities:
Investments in properties	(17,544)	(10,434)	(7,294)
Investments in joint ventures	(12,315)	(73,529)	(71,007)
Purchases of investments available for sale	(24,584)	(86,261)	(446,974)
Proceeds from sales of investments available for sale	85,735	116,434	279,553
Cash held in escrow	(10)	16	131
Proceeds from sale of assets	19,245	8,422	447
Net cash provided by (used in) investing activities of continuing operations	50,527	(45,352)	(245,144)
Net cash provided by investing activities of discontinued operations	0	11,533	336,089
Net cash provided by (used in) investing activities	50,527	(33,819)	90,945
Cash flows from financing activities:
Distribution to noncontrolling interest	(765)	(1,392)	(1,020)
Repayment of long-term debt	0	0	(1,552)
Repurchase of Company Stock	(21,312)	(8,210)	(5,733)
Exercise of employee stock options	239	458	1,415
Net cash used in financing activities of continuing operations	(21,838)	(9,144)	(6,890)
Net cash used in financing activities of discontinued operations	0	0	(28,846)
Net cash used in financing activities	(21,838)	(9,144)	(35,736)
Net increase in cash and cash equivalents	47,302	4,060	18,023
Cash and cash equivalents at beginning of year	26,607	22,547	4,524
Cash and cash equivalents at end of the year	73,909	26,607	22,547
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	960	914	2,851
Cash paid (refunded) during the year for Income taxes	$ 2,244	$ (26,380)	$ 50,427